Schedule of type of goods or service (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	€ 92,859	€ 47,050
IXIARO [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	12,283	25,394
DUKORAL [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	5,766	428
Third party products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	11,503	5,950
Lyme VLA15 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	(36,107)	5,616
Chikungunya VLA1553 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	956	1,849
Services related to clinical trial material [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,490	5,727
Others [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,786	2,085
COVID VLA2001 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	93,181
Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	29,552	31,772
Commercialized products [member] | IXIARO [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	12,283	25,394
Commercialized products [member] | DUKORAL [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	5,766	428
Commercialized products [member] | Third party products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	11,503	5,950
Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	(30,830)	13,429
Technologies and services [member] | Lyme VLA15 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	(36,107)	5,616
Technologies and services [member] | Services related to clinical trial material [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,490	5,727
Technologies and services [member] | Others [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	2,786	2,085
Vaccine candidates [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	956	1,849
Vaccine candidates [member] | Chikungunya VLA1553 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	956	1,849
COVID [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	93,181
COVID [member] | COVID VLA2001 [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	€ 93,181